Convertible Debentures (Details)	Dec. 31, 2024 CAD ($)
Convertible Debentures
2025	$ 4,462,515
2026	5,509,527
Total principal and interest payments	9,972,042
Less interest	1,093,619
Principal remaining	8,878,423
Change in fair value of convertible debentures	296,534
Net principal remaining	9,174,957
Current portion of convertible debentures	4,915,248
Non-current portion of convertible debentures	$ 4,259,709